Post-employment benefit obligations (Schedule of Defined Benefit Obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Obligations, beginning of year	$ 26,730
Obligations, end of year	25,068	$ 26,730
Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [line items]
Obligations, beginning of year	26,730	23,910
Current service costs	755	774
Interest costs	965	999
Benefits paid	(960)	(901)
Actuarial loss (gain)	(2,422)	1,948
Obligations, end of year	$ 25,068	$ 26,730